Statutory Results Level 4 Statutory Results (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Insurance [Abstract]
Statutory Accounting Practices, Statutory Net Income Amount	$ 181	$ (126)	$ 245	$ 488
Statutory Accounting Practices, Statutory Capital and Surplus, Balance			3,142	3,194
Statutory Accounting Practices, Prescribed Practice, Amount			$ 51	$ 37